Subsequent Events (Details) - USD ($)											1 Months Ended					3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 10, 2025	Oct. 30, 2025	May 12, 2025	Apr. 30, 2025	Mar. 31, 2025	Mar. 10, 2025	Mar. 07, 2025	Mar. 05, 2025	Mar. 01, 2024	Dec. 31, 2020	Nov. 28, 2025	Jun. 30, 2025	Mar. 31, 2025	Aug. 31, 2024	Mar. 31, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 01, 2025	Oct. 14, 2025	Feb. 28, 2025	Feb. 10, 2025	Feb. 05, 2025	Nov. 30, 2024	Nov. 13, 2024	Jun. 30, 2024
Subsequent Events [Line Items]
Public offering price per share																			$ 6,785,000
Other related expenses																			$ 133,331
Exercised option (in Shares)																			1,950,000
Total proceeds received																			$ 101,650	292,900	$ 322,900
Notes payable principal																					$ 187,900
Interest payable					$ 650,000								$ 650,000					$ 650,000
Interest expense																		$ 201,374
Converted shares of common stock (in Shares)																					1,912,176
Loan repaid																					$ 95,500
Noteholder repaid principal																			$ 399,126	25,000	25,000
Total repayment																					206,617
Principal interest														$ 80,000							$ 111,117
Common stock shares issued (in Shares)																10,972,588			10,972,588		7,033,330	5,744,929
Short-term loans																					$ 25,000
Percentage of common stock value																		30.00%
Price per share (in Dollars per share)			$ 4
Original issue discount																					45,000
Discount on debt																			$ 100,781	$ 46,410	50,629	$ 462,170
Share payable				$ 45,000	45,000								45,000					$ 45,000			45,000
Additional common shares																					$ (351,405)
IPO price per share (in Dollars per share)																					$ 125
Share price (in Dollars per share)																$ 1			$ 1	$ 0.73
Issuance of shares of common stock (in Shares)																312,500			312,500
Cash proceeds								$ 5,900,000		$ 22										$ 100,000	$ 100,000
Cash payments												$ 50,000					$ 506,819	$ 164,647			$ 125
Exercise price per share (in Dollars per share)																$ 2.96			$ 2.96
Warrant [Member]
Subsequent Events [Line Items]
Issued shares of common stock (in Shares)																			44,250		44,250
Forecast [Member]
Subsequent Events [Line Items]
Shares were granted (in Shares)				29,305
Number of shares pending to be issued (in Shares)				355
Share payable				$ 1,234
Noteholder repaid principal				29,223
Gain on debt extinguishment				1,554
Payments				$ 50,000
Issuance of shares of common stock (in Shares)				6,250
Cash proceeds				$ 25,000
Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrants shares (in Shares)											500,000
Exercise price per share (in Dollars per share)											$ 0.817
Proceeds of warrants											$ 408,500
Chief Executive Officer [Member]
Subsequent Events [Line Items]
Issued shares of common stock (in Shares)																			9,000,000
Common Stock [Member]
Subsequent Events [Line Items]
Issued shares of common stock (in Shares)			234,375															56
Common stock shares issued (in Shares)																					6,296,434	5,744,929						937,500	937,500
Additional common shares
Cash proceeds																					$ 25,000
Cash payments																	$ 5				$ 125
Shares issued (in Shares)																	50,000				1,250,000
Common Stock [Member] | Warrant [Member]
Subsequent Events [Line Items]
Converted shares of common stock (in Shares)																			17,517,203
Marketing Agreement [Member]
Subsequent Events [Line Items]
Issued shares of common stock (in Shares)									50,000										50,000
IPO price per share (in Dollars per share)																$ 9			$ 9
Cash payments															$ 100,000				$ 100,000		$ 100,000
Common Stock Awards [Member]
Subsequent Events [Line Items]
Aggregate shares of common stock (in Shares)																			663,250,176
Subsequent Event [Member]
Subsequent Events [Line Items]
Issued shares of common stock (in Shares)						221,250
Other related expenses						$ 885,000		$ 5,900,000
Offering costs						$ 885,000
Notes payable principal																									$ 80,000
Interest payable					650,000								650,000					650,000
Principal amount paid																		273,626
Accrued interest					45,000													175,000
Interest expense																		201,374
Noteholder repaid principal					25,000
Loan																							$ 779,000				$ 9,314
Interest fee percentage																											200.00%
Principal loan percentage																											100.00%
Additional loan																										$ 6,186
Price per share (in Dollars per share)						$ 4
Share payable					$ 45,000								$ 45,000					$ 45,000
Cash payments		$ 51,000
Shares issued (in Shares)		175,000
Remaining balance		$ 30,000
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Issued shares of common stock (in Shares)	4,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Converted amount							$ 103,101
Converted shares of common stock (in Shares)							29,660
Issuance of shares of common stock (in Shares)					56								56					56
Subsequent Event [Member] | Marketing Agreement [Member]
Subsequent Events [Line Items]
Common stock shares issued (in Shares)					50,000								50,000					50,000
Compensation amount					$ 100,000								$ 100,000					$ 100,000
Payment of compensation amount					$ 50,000								$ 50,000					$ 50,000
Share price (in Dollars per share)					$ 9								$ 9					$ 9
IPO [Member]
Subsequent Events [Line Items]
Public offering price per share																			$ 1,351,098
Other related expenses																			$ 1,100,000
Converted shares of common stock (in Shares)																			44,250
Common stock shares issued (in Shares)				29,305
Maturity date																					Feb. 15, 2025
Short-term loans																					$ 150,000
Original issue discount																					30.00%
Percentage of common stock value																					30.00%
Price per share (in Dollars per share)																					$ 4							$ 4	$ 4
Additional common shares																			$ 1,234
IPO price per share (in Dollars per share)								$ 4													$ 4
IPO [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Additional common shares																			101,867
IPO [Member] | Marketing Agreement [Member]
Subsequent Events [Line Items]
Issued shares of common stock (in Shares)															50,000
Additional common shares															$ 200,000				200,000
Cash payments																$ 66,666
IPO [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Other related expenses								$ 5,900,000
Offering costs						$ 95,800		$ 1,081,000
Exercised option (in Shares)						221,250
Public offering price						$ 4
Total proceeds received																		$ 86,150
Notes payable principal					$ 187,900								$ 187,900					187,900
Reduction of principal amount																		$ 424
IPO [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Issued shares of common stock (in Shares)								1,475,000
Public offering price per share								$ 4
IPO [Member] | Subsequent Event [Member] | Marketing Agreement [Member]
Subsequent Events [Line Items]
Additional common shares													$ 200,000
IPO price per share (in Dollars per share)					$ 4								$ 4					$ 4
Original Issue Discount Convertible Promissory Note - December 2024 [Member]
Subsequent Events [Line Items]
Principal amount paid																					$ 5,722,511
Accrued interest																					888,894
Original Issue Discount Convertible Promissory Note - December 2024 [Member] | Forecast [Member]
Subsequent Events [Line Items]
Share payable				$ 7,500
Common stock shares issued (in Shares)				1,875
Maturity date				Feb. 15, 2025
Original Issue Discount Convertible Promissory Note - December 2024 [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Accrued interest					$ 7,500
Loan repaid					$ 150,000
Notes Payable [Member]
Subsequent Events [Line Items]
Principal amount paid				$ 80,000
Accrued interest																			29,223
Loan																					12,900									$ 12,198
Total repayment																			$ 29,223
Principal interest				80,000
IPO price per share (in Dollars per share)					$ 4								$ 4					$ 4
Notes Payable [Member] | Forecast [Member]
Subsequent Events [Line Items]
Accrued interest				29,223
Loan repaid				$ 30,000
Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Loan																								$ 8,000,000
Interest rate																								5.00%
Original Issue Discount Convertible Promissory Note - December 2024 [Member]
Subsequent Events [Line Items]
Converted amount																					6,611,405
Discount on debt																					$ 90,000
Original Issue Discount Convertible Promissory Note - December 2024 [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock shares issued (in Shares)																					11,250
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of shares of common stock (in Shares)					82,096								82,096					82,096
Series A Convertible Preferred Stock [Member] | Unanimous [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares issued (in Shares)					1								1					1
Minimum [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)																$ 0.59			$ 0.59
Minimum [Member] | Original Issue Discount Convertible Promissory Note - December 2024 [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Loan repaid					$ 25,000
Maximum [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)																$ 0.78			$ 0.78
Maximum [Member] | Original Issue Discount Convertible Promissory Note - December 2024 [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Accrued interest					$ 7,500